UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Value Fund

(Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY    14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA ; 2 Thornell Road, Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/06

Date of reporting period: 9/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Value Fund

Common Stock 99.3%	Share Amounts	Market Value

Industrials 16.8%
CSX Corporation+	3,500	$ 114,905.00
Celadon Group Inc.+	6,975	$ 116,064.00
Encore Wire Corp+	4,050	$ 142,924.50
Lincoln Electric Holdings+	1,400	$ 76,230.00
Nordic American Tanker	2,950	$ 102,660.00
OMI Corp.+	5,425	$ 117,776.00
Paccar Inc	2,175	$ 124,018.50
Precision Castparts Corp.	1,870	$ 118,109.20

		$ 912,687.20

Consumer Discretionary 15.8%
Bonton Stores	4,100	$ 121,934.00
Guess Inc.+	3,050	$ 148,016.50
J C Penney Corporation, Inc.+	1,700	$ 116,263.00
Sears Holdings Corporation+	700	$ 110,663.00
The Children's Place+	1,950	$ 124,858.50
Toyota Motor	1,075	$ 117,067.50
VF Corp.	1,725	$ 125,838.75

		$ 864,641.25

Consumer Staples 16.1%
Archer Daniels	3,350	$ 126,898.00
CVS Corporation	3,650	$ 117,238.00
Church & Dwight+	3,325	$ 130,040.75
Energizer Holdings+	1,950	$ 140,380.50
Heinz Co.	2,800	$ 117,404.00
Ralcorp Holdings Inc.+	2,700	$ 130,221.00
Walt Disney Company	3,825	$ 118,230.75

		$ 880,413.00

Financials 26.1%
Ambac Financial Group	1,350	$ 111,712.50
Cash America International+	3,900	$ 152,412.00
Goldman Sachs Group, Inc.	800	$ 135,336.00
Intervest Bancshares+	2,400	$ 104,544.00
Lazard Ltd.+	2,875	$ 114,942.50
MetLife Inc.	2,450	$ 138,866.00
Morgan Stanley	1,900	$ 138,529.00
Northern Trust Co.	2,150	$ 125,624.50
Piper Jaffray+	2,325	$ 140,941.50
Sterling Financial Company+	3,450	$ 111,883.50
World Acceptance Corp+	3,450	$ 151,731.00

		$ 1,426,522.50

Health Care 15.1
Caremark RX Inc.+	1,950	$ 110,506.50
Humana Inc+	2,000	$ 132,180.00
Johnson & Johnson	1,775	$ 115,268.50
Manor Care Inc.+	2,100	$ 109,788.00
Qwest Diagnostics	1,875	$ 114,675.00
Triad Hospitals+	2,700	$ 118,881.00
Wellcare Health Plans+	2,225	$ 126,001.75

		$ 827,300.75

Materials 2.5%
Carpenter Technology+	1,275	$ 137,075.00

		$ 137,075.00

Information Technology 13.4%
BMC Software+	4,350	$ 118,407.00
Diodes+	3,075	$ 132,747.75
Lexmark Intl+	2,100	$ 121,086.00
Littelfuse Inc.+	3,300	$ 114,510.00
Oracle Corp+	7,150	$ 126,841.00
Varian Semiconductor+	3,300	$ 121,110.00

		$ 734,701.75

Utilities 4.2%
Allegheny Energy+	2,800	$ 112,476.00
Oneok Inc.+	3,075	$ 116,204.25

		$ 228,680.25

Telecommunication Services 2.2%
America Movil	3,125	$ 123,031.25

		$ 123,031.25

TOTAL COMMON STOCK COST		$ 5,450,273

NET OTHER ASSETS

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(cost $5,450,667)*

TOTAL NET ASSETS - 100%

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$ 770,410
Gross Unrealized Depreciation		$ 52,429

Net Unrealized Appreciation (Depreciation)		$ 717,981

The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

10/31/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

10/31/06

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

10/31/06